UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08388

Morgan Stanley Asia-Pacific Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 29, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

First Quarter Report

March 29, 2018 (unaudited) ¤

	Shares	Value (000)
Common Stocks (98.1%)
Australia (14.6%)
Banks
National Australia Bank Ltd.	197,447	$4,344
Westpac Banking Corp.	178,247	3,942
		8,286
Biotechnology
CSL Ltd.	40,891	4,917

Capital Markets
ASX Ltd.	74,787	3,237

Construction Materials
Boral Ltd.	748,695	4,307

Containers & Packaging
Amcor Ltd.	262,562	2,882

Food & Staples Retailing
Woolworths Group Ltd.	185,861	3,767

Health Care Providers & Services
Ramsay Health Care Ltd.	41,957	2,020

Hotels, Restaurants & Leisure
Tabcorp Holdings Ltd.	860,740	2,918

Oil, Gas & Consumable Fuels
Origin Energy Ltd. (a)	185,788	1,255
Santos Ltd. (a)	634,049	2,492
		3,747
Real Estate Management & Development
Lend Lease Group REIT	319,661	4,276
		40,357
China (26.8%)
Automobiles
Brilliance China Automotive Holdings Ltd. (b)	536,000	1,127

Banks
Bank of China Ltd. H Shares (b)	10,226,000	5,557
China Construction Bank Corp. H Shares (b)	7,932,560	8,243
		13,800
Diversified Consumer Services
New Oriental Education & Technology Group, Inc. ADR	23,257	2,039
TAL Education Group ADR	50,338	1,867
		3,906
Diversified Telecommunication Services
China Unicom Hong Kong Ltd. (a)(b)	862,000	1,099

Electronic Equipment, Instruments & Components
AAC Technologies Holdings, Inc. (b)	52,500	960

Food Products
China Mengniu Dairy Co., Ltd. (b)	667,000	2,309

Insurance
China Pacific Insurance Group Co., Ltd. H Shares (b)	941,428	4,263

Internet & Direct Marketing Retail
JD.com, Inc. ADR (a)	48,708	1,972

Internet Software & Services
Alibaba Group Holding Ltd. ADR (a)	52,316	9,602
Sogou, Inc. ADR (a)	76,926	635
Tencent Holdings Ltd. (b)	434,900	23,150
		33,387
Oil, Gas & Consumable Fuels
PetroChina Co., Ltd. H Shares (b)	2,008,000	1,397

Pharmaceuticals
CSPC Pharmaceutical Group Ltd. (b)	878,000	2,364
Sino Biopharmaceutical Ltd. (b)	1,301,000	2,593
		4,957
Real Estate Management & Development
China Overseas Land & Investment Ltd. (b)	364,000	1,279
China Resources Land Ltd. (b)	204,000	752
		2,031
Textiles, Apparel & Luxury Goods
Shenzhou International Group Holdings Ltd. (b)	167,000	1,779

Wireless Telecommunication Services
China Mobile Ltd. (b)	104,780	959
		73,946
Hong Kong (8.1%)
Banks
BOC Hong Kong Holdings Ltd.	1,039,500	5,098

Capital Markets
Hong Kong Exchanges & Clearing Ltd.	57,000	1,874

Industrial Conglomerates
CK Hutchison Holdings Ltd.	258,768	3,111

Insurance
AIA Group Ltd.	679,600	5,802

Real Estate Management & Development
CK Asset Holdings Ltd.	404,768	3,425
Wharf Holdings Ltd. (The)	118,000	409
Wharf Real Estate Investment Co., Ltd. (a)	118,000	772
		4,606

Semiconductors & Semiconductor Equipment
ASM Pacific Technology Ltd.	26,600	376

Textiles, Apparel & Luxury Goods
Samsonite International SA	316,500	1,447
		22,314
India (10.9%)
Automobiles
Maruti Suzuki India Ltd.	26,808	3,662

Banks
ICICI Bank Ltd.	306,105	1,315
ICICI Bank Ltd. ADR	112,700	997
IndusInd Bank Ltd.	136,086	3,776
		6,088
Construction Materials
Shree Cement Ltd.	9,504	2,367

Machinery
Ashok Leyland Ltd.	1,701,382	3,822
Eicher Motors Ltd.	3,534	1,545
		5,367
Media
Inox Leisure Ltd. (a)	205,404	836
Zee Entertainment Enterprises Ltd.	354,981	3,150
		3,986
Oil, Gas & Consumable Fuels
Bharat Petroleum Corp., Ltd.	207,693	1,366

Personal Products
Marico Ltd.	801,934	4,024

Thrifts & Mortgage Finance
Housing Development Finance Corp., Ltd.	101,342	2,850

Transportation Infrastructure
Gateway Distriparks Ltd.	116,116	313
		30,023
Indonesia (4.8%)
Automobiles
Astra International Tbk PT	3,946,200	2,102

Banks
Bank Mandiri Persero Tbk PT	5,084,600	2,844

Construction Materials
Semen Indonesia Persero Tbk PT	2,783,400	2,098

Diversified Telecommunication Services
Telekomunikasi Indonesia Persero Tbk PT	7,766,300	2,038

Household Products
Unilever Indonesia Tbk PT	575,200	2,073

Real Estate Management & Development
Bumi Serpong Damai Tbk PT	8,364,700	1,086

Wireless Telecommunication Services
XL Axiata Tbk PT (a)	5,365,550	985
		13,226
Korea, Republic of (9.3%)
Aerospace & Defense
Korea Aerospace Industries Ltd. (a)	23,682	1,117

Auto Components
Mando Corp.	4,573	989

Automobiles
Hyundai Motor Co.	15,112	2,043

Banks
KB Financial Group, Inc.	28,933	1,675
Shinhan Financial Group Co., Ltd.	36,996	1,575
		3,250
Biotechnology
Hugel, Inc. (a)	3,058	1,721

Construction & Engineering
Hyundai Development Co-Engineering & Construction	12,623	451

Electric Utilities
Korea Electric Power Corp.	48,735	1,505

Household Durables
Coway Co., Ltd.	18,366	1,521
Hanssem Co., Ltd.	5,466	773
		2,294
Industrial Conglomerates
CJ Corp.	8,171	1,214

Internet Software & Services
NAVER Corp.	2,888	2,141

Tech Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	2,227	5,190
Samsung Electronics Co., Ltd. (Preference)	1,953	3,768
		8,958
		25,683
Malaysia (5.2%)
Banks
Malayan Banking Bhd	837,777	2,282
Public Bank Bhd	98,600	615
		2,897

Construction & Engineering
Gamuda Bhd	1,352,400	1,809

Food Products
Sime Darby Plantation Bhd (a)	745,900	1,065

Health Care Providers & Services
IHH Healthcare Bhd	1,630,500	2,534

Hotels, Restaurants & Leisure
Genting Malaysia Bhd	2,329,100	2,933

Real Estate Management & Development
Sime Darby Property Bhd (a)	695,000	257

Transportation Infrastructure
Malaysia Airports Holdings Bhd	1,174,900	2,698
		14,193
Philippines (2.6%)
Banks
Metropolitan Bank & Trust Co.	1,602,999	2,646

Diversified Financial Services
Ayala Corp.	79,226	1,449

Industrial Conglomerates
SM Investments Corp.	107,500	1,902

Real Estate Management & Development
Ayala Land, Inc.	1,487,300	1,175
		7,172
Singapore (3.2%)
Banks
DBS Group Holdings Ltd.	135,700	2,863
Oversea-Chinese Banking Corp., Ltd.	198,600	1,956
		4,819
Distributors
Jardine Cycle & Carriage Ltd.	19,500	515

Diversified Telecommunication Services
Singapore Telecommunications Ltd.	242,400	625

Industrial Conglomerates
Keppel Corp., Ltd.	205,200	1,225

Real Estate Management & Development
CapitaLand Ltd.	317,800	870
City Developments Ltd.	62,400	622
		1,492
		8,676
Taiwan (9.1%)
Electronic Equipment, Instruments & Components
Delta Electronics, Inc.	409,532	1,843

Hon Hai Precision Industry Co., Ltd.	595,855	1,862
Largan Precision Co., Ltd.	15,000	1,735
		5,440
Food & Staples Retailing
President Chain Store Corp.	122,000	1,237

Household Durables
Nien Made Enterprise Co., Ltd.	190,000	1,838

Semiconductors & Semiconductor Equipment
Advanced Semiconductor Engineering, Inc.	818,442	1,180
MediaTek, Inc.	163,000	1,874
Taiwan Semiconductor Manufacturing Co., Ltd.	1,574,592	13,382
		16,436
Tech Hardware, Storage & Peripherals
Advantech Co., Ltd.	22,195	160
		25,111
Thailand (2.1%)
Banks
Kasikornbank PCL NVDR	97,600	663

Construction & Engineering
Sino-Thai Engineering & Construction PCL (Foreign)	738,800	442

Food & Staples Retailing
CP ALL PCL (Foreign)	490,300	1,369

Health Care Providers & Services
Bangkok Dusit Medical Services PCL (Foreign)	1,465,500	1,103

Oil, Gas & Consumable Fuels
PTT PCL (Foreign)	53,900	949

Real Estate Management & Development
Central Pattana PCL (Foreign)	487,200	1,226
		5,752
United States (1.4%)
Health Care Equipment & Supplies
ResMed, Inc. CDI	413,230	3,945
Total Common Stocks (Cost $194,281)		270,398

Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $5,040)	5,040,374	5,040
Total Investments (99.9%) (Cost $199,321) (d)(e)(f)		275,438
Other Assets in Excess of Liabilities (0.1%)		207
Net Assets (100.0%)		$275,645

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The approximate fair value and percentage of net assets, $248,197,000 and 90.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(f)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $81,653,000 and the aggregate gross unrealized depreciation is approximately $5,536,000, resulting in net unrealized appreciation of approximately $76,117,000.

ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
NVDR	Non-Voting Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	56.8%
Banks	18.3
Internet Software & Services	12.9
Semiconductors & Semiconductor Equipment	6.1
Real Estate Management & Development	5.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Asia-Pacific Fund, Inc.

Notes to the Portfolio of Investments • March 29, 2018 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$1,117	$—	$1,117
Auto Components	—	989	—	989
Automobiles	—	8,934	—	8,934
Banks	997	49,394	—	50,391
Biotechnology	—	6,638	—	6,638
Capital Markets	—	5,111	—	5,111
Construction & Engineering	—	2,702	—	2,702
Construction Materials	—	8,772	—	8,772
Containers & Packaging	—	2,882	—	2,882
Distributors	—	515	—	515
Diversified Consumer Services	3,906	—	—	3,906
Diversified Financial Services	—	1,449	—	1,449
Diversified Telecommunication Services	—	3,762	—	3,762
Electric Utilities	—	1,505	—	1,505
Electronic Equipment, Instruments & Components	—	6,400	—	6,400
Food & Staples Retailing	—	6,373	—	6,373
Food Products	—	3,374	—	3,374
Health Care Equipment & Supplies	—	3,945	—	3,945
Health Care Providers & Services	—	5,657	—	5,657
Hotels, Restaurants & Leisure	—	5,851	—	5,851
Household Durables	—	4,132	—	4,132
Household Products	—	2,073	—	2,073
Industrial Conglomerates	—	7,452	—	7,452
Insurance	—	10,065	—	10,065
Internet & Direct Marketing Retail	1,972	—	—	1,972
Internet Software & Services	10,237	25,291	—	35,528
Machinery	—	5,367	—	5,367
Media	—	3,986	—	3,986
Oil, Gas & Consumable Fuels	—	7,459	—	7,459
Personal Products	—	4,024	—	4,024
Pharmaceuticals	—	4,957	—	4,957
Real Estate Management & Development	—	16,149	—	16,149
Semiconductors & Semiconductor Equipment	—	16,812	—	16,812
Tech Hardware, Storage & Peripherals	—	9,118	—	9,118
Textiles, Apparel & Luxury Goods	—	3,226	—	3,226
Thrifts & Mortgage Finance	—	2,850	—	2,850
Transportation Infrastructure	—	3,011	—	3,011
Wireless Telecommunication Services	—	1,944	—	1,944
Total Common Stocks	17,112	253,286	—	270,398
Short-Term Investment
Investment Company	5,040	—	—	5,040
Total Assets	$22,152	$253,286	$—	$275,438

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 29, 2018, securities with a total value of approximately $2,095,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2017, were valued using other significant observable inputs at March 29, 2018. At March 29, 2018, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Asia-Pacific Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 17, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 17, 2018